OPTIONS (Details Narrative) - USD ($)										12 Months Ended
	Jan. 18, 2022	Jan. 03, 2022	Dec. 01, 2021	Nov. 04, 2021	Feb. 18, 2021	Jul. 30, 2019	Dec. 18, 2017	Nov. 10, 2017	May 28, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 31, 2019	Jun. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Stock options exercise purchase price										$ 1.50	$ 1.50	$ 1.50		$ 1.50
Options exercised										270,000	10,000
Share-based compensation for services										$ 11,831	$ 529,658	$ 394,465
IPO [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance shares for private placement, shares							10,913,631
TJ Capital Management, L.P [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase								160,000
Stock options exercise purchase price								$ 1.50
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase						160,000
Stock options exercise purchase price						$ 1.50
Share-based payment award fair value assumptions expected term						2 years
Options vested						6,667
Aggregated fair value of options granted						$ 284,300
Share price						$ 2.90
Share-based payment award, fair value assumptions, risk free interest rate						1.85%
Share-based payment award, fair value assumptions, exercise price						$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate						77.00%
Share-based payment award, fair value assumptions, expected dividend payments
TJ Capital Management, L.P [Member] | Consulting Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options exercised						10,000				60,000
Issuance shares for private placement, shares		24,382	41,928	36,440	6,053
Stock options on cashless basis, shares										60,000
TJ Capital Management, L.P [Member] | Consulting Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options on cashless basis, shares										10,000
TJ Capital Management, L.P [Member] | IPO One [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested								60,000
Share-based payment award fair value assumptions expected term								7 months
TJ Capital Management, L.P [Member] | IPO Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term								10 months
Options vested								50,000
TJ Capital Management, L.P [Member] | IPO Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term								15 months
Options vested								50,000
Dr. Yunhao Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term									2 years
Aggregated fair value of options granted									$ 440,840
Share price									$ 5.00
Share-based payment award, fair value assumptions, risk free interest rate									1.84%
Share-based payment award, fair value assumptions, exercise price	$ 1.50								$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate									69.50%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised	120,000
Issuance shares for private placement, shares	120,000
Share-based payment award, fair value assumptions, method used									Black-Scholes pricing model
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase									120,000
Stock options exercise purchase price									$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member] | Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested									5,000
Mr Silong Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award fair value assumptions expected term									3 years
Options vested										220,000
Aggregated fair value of options granted									$ 1,385,500
Share price									$ 5.00
Share-based payment award, fair value assumptions, risk free interest rate									1.94%
Share-based payment award, fair value assumptions, exercise price									$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate									74.70%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised										0
Share-based payment award, fair value assumptions, method used									Black-Scholes pricing model
Stock options non vested shares													140,000
Mr Silong Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase									360,000
Stock options exercise purchase price									$ 1.50
Mr Silong Chen [Member] | IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested									10,000